Related-party Information (Schedule of Transactions with Directors and Officers) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [abstract]
Short-term benefits	$ 5,632	$ 4,352
Share-based payments	508	547
Key management personnel compensation	$ 6,140	$ 4,899